UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23067

RiverNorth Marketplace Lending Corporation
 (Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654
 (Name and address of agent for service)

(312)832-1440
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

RiverNorth Marketplace Lending Corporation	Schedule of Investments September 30, 2016 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
WHOLE LOANS - 12.99%
Consumer Loans - 4.64%
686620, 23.05%, 09/23/2021(a)	Prosper	09/23/2016	$3,000	$3,000	$2,990
686626, 19.14%, 09/23/2019(a)	Prosper	09/23/2016	20,000	20,000	19,950
686629, 11.2%, 09/23/2019(a)	Prosper	09/23/2016	14,000	14,000	13,978
686833, 5.32%, 09/23/2019(a)	Prosper	09/23/2016	20,000	20,000	19,987
686848, 9.66%, 09/23/2019(a)	Prosper	09/23/2016	20,000	20,000	19,978
686854, 11.59%, 09/23/2019(a)	Prosper	09/23/2016	25,000	25,000	24,961
686866, 13.65%, 09/23/2021(a)	Prosper	09/23/2016	22,000	22,000	21,961
687025, 9.06%, 09/26/2019(a)	Prosper	09/26/2016	15,000	15,000	14,988
687286, 21.66%, 09/27/2019(a)	Prosper	09/27/2016	15,000	15,000	14,969
687664, 12.64%, 09/27/2019(a)	Prosper	09/27/2016	15,000	15,000	14,984
688204, 16.59%, 09/28/2019(a)	Prosper	09/28/2016	25,000	25,000	24,967
688785, 9.66%, 09/23/2021(a)	Prosper	09/23/2016	15,000	15,000	14,979
688788, 13.65%, 09/23/2019(a)	Prosper	09/23/2016	15,000	15,000	14,975
688977, 26.59%, 09/23/2021(a)	Prosper	09/23/2016	5,000	5,000	4,979
688986, 18.43%, 09/23/2019(a)	Prosper	09/23/2016	12,000	12,000	11,970
689010, 11.2%, 09/23/2019(a)	Prosper	09/23/2016	10,000	10,000	9,984
689069, 17.61%, 09/23/2021(a)	Prosper	09/23/2016	15,000	15,000	14,962
689072, 18.43%, 09/23/2021(a)	Prosper	09/23/2016	10,000	10,000	9,974
689265, 9.7%, 09/26/2019(a)	Prosper	09/26/2016	12,000	12,000	11,990
689267, 19.14%, 09/23/2021(a)	Prosper	09/23/2016	25,000	25,000	24,935
689432, 23.99%, 09/26/2021(a)	Prosper	09/26/2016	14,000	14,000	13,965
689435, 16.59%, 09/26/2019(a)	Prosper	09/26/2016	15,000	15,000	14,974
689868, 31.53%, 09/27/2019(a)	Prosper	09/27/2016	7,500	7,500	7,477
690015, 7.51%, 09/28/2019(a)	Prosper	09/28/2016	15,000	15,000	14,993
690684, 12.03%, 09/29/2019(a)	Prosper	09/29/2016	4,000	4,000	3,997
690887, 8.51%, 09/29/2019(a)	Prosper	09/29/2016	10,000	10,000	9,995
Total Consumer Loans				378,500	377,864

Small Business Loans - 8.35%
439640, 4.42%, 03/20/2018(a)(b)	Square	09/22/2016	1,115	1,046	1,047
439641, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	1,995	1,838	1,816
439642, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	893	822	823
439643, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	1,713	1,577	1,580
439644, 5.35%, 03/20/2018(a)(b)	Square	09/22/2016	69,162	63,982	64,084
439646, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	3,279	2,955	2,964
439647, 7.22%, 03/20/2018(a)(b)	Square	09/22/2016	2,103	1,895	1,899
439648, 4.26%, 03/20/2018(a)(b)	Square	09/22/2016	11,427	10,736	10,748
439649, 4.26%, 03/20/2018(a)(b)	Square	09/22/2016	3,489	3,278	3,281
439650, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	5,490	4,948	4,960
439651, 3.79%, 03/20/2018(a)(b)	Square	09/22/2016	5,216	4,934	4,938
439652, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	4,194	3,863	3,870
439653, 3.16%, 03/20/2018(a)(b)	Square	09/22/2016	6,969	6,652	6,656
439654, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	1,591	1,434	1,437
439655, 4.42%, 03/20/2018(a)(b)	Square	09/22/2016	1,262	1,183	1,184
439656, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	3,996	3,681	3,687
439658, 4.29%, 03/20/2018(a)(b)	Square	09/22/2016	549	515	516
439659, 7.2%, 03/20/2018(a)(b)	Square	09/22/2016	1,596	1,439	1,443
439660, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	2,028	1,827	1,832

RiverNorth Marketplace Lending Corporation	Schedule of Investments September 30, 2016 (Unaudited)

439664, 3.16%, 03/20/2018(a)(b)	Square	09/22/2016	16,196	15,460	15,468
439754, 7.23%, 03/20/2018(a)(b)	Square	09/22/2016	1,473	1,327	1,330
439757, 7.19%, 03/20/2018(a)(b)	Square	09/22/2016	1,146	1,033	1,036
439759, 5.07%, 03/20/2018(a)(b)	Square	09/22/2016	1,386	1,288	1,289
439771, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	3,187	2,935	2,941
439803, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	23,769	21,423	21,475
439914, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	11,992	10,808	10,834
439978, 5.35%, 03/20/2018(a)(b)	Square	09/22/2016	3,322	3,073	3,078
439988, 7.23%, 03/20/2018(a)(b)	Square	09/22/2016	1,460	1,315	1,319
439991, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	2,756	2,538	2,543
440012, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	4,269	3,847	3,858
440048, 7.19%, 03/20/2018(a)(b)	Square	09/22/2016	965	870	873
440054, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	19,143	17,254	17,296
440111, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	4,168	3,839	3,847
440128, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	4,540	4,092	4,102
440135, 7.21%, 03/20/2018(a)(b)	Square	09/22/2016	1,997	1,800	1,805
440185, 5.66%, 03/20/2018(a)(b)	Square	09/22/2016	927	854	855
440210, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	9,111	8,212	8,232
440247, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	51,718	47,220	47,305
440420, 5.66%, 03/21/2018(a)(b)	Square	09/23/2016	6,781	6,245	6,255
440477, 5.04%, 03/21/2018(a)(b)	Square	09/23/2016	8,160	7,582	7,592
440557, 3.16%, 03/21/2018(a)(b)	Square	09/23/2016	11,513	10,990	10,995
440643, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	5,570	5,020	5,033
440708, 7.22%, 03/21/2018(a)(b)	Square	09/23/2016	3,576	3,223	3,230
440710, 4.42%, 03/21/2018(a)(b)	Square	09/23/2016	2,236	2,096	2,098
440723, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	4,049	3,697	3,704
440745, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	4,427	3,990	3,970
440749, 3.16%, 03/21/2018(a)(b)	Square	09/23/2016	3,827	3,653	3,655
440760, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	1,367	1,248	1,250
440764, 7.22%, 03/21/2018(a)(b)	Square	09/23/2016	2,151	1,938	1,943
440768, 5.37%, 03/21/2018(a)(b)	Square	09/23/2016	1,885	1,743	1,745
440771, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	6,278	5,658	5,670
440812, 4.71%, 03/21/2018(a)(b)	Square	09/23/2016	1,137	1,061	1,062
440816, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	1,869	1,684	1,688
440817, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	19,598	17,894	17,926
440934, 7.23%, 03/21/2018(a)(b)	Square	09/23/2016	1,477	1,331	1,334
440937, 5.04%, 03/21/2018(a)(b)	Square	09/23/2016	2,339	2,173	2,176
440946, 7.27%, 03/21/2018(a)(b)	Square	09/23/2016	570	513	514
440947, 5.04%, 03/21/2018(a)(b)	Square	09/23/2016	46,479	43,188	43,244
441071, 6.3%, 03/21/2018(a)(b)	Square	09/23/2016	2,394	2,186	2,190
441091, 7.22%, 03/21/2018(a)(b)	Square	09/23/2016	1,957	1,764	1,768
441094, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	904	825	827
441096, 7.21%, 03/21/2018(a)(b)	Square	09/23/2016	2,252	2,030	2,034
441109, 3.16%, 03/21/2018(a)(b)	Square	09/23/2016	2,263	2,160	2,161
441110, 7.22%, 03/21/2018(a)(b)	Square	09/23/2016	2,680	2,415	2,403
441112, 6.28%, 03/21/2018(a)(b)	Square	09/23/2016	2,168	1,980	1,983
441116, 4.27%, 03/21/2018(a)(b)	Square	09/23/2016	7,731	7,263	7,270

RiverNorth Marketplace Lending Corporation	Schedule of Investments September 30, 2016 (Unaudited)

441137, 3.79%, 03/21/2018(a)(b)	Square	09/23/2016	10,358	9,798	9,805
446130, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	1,107	997	998
446131, 4.73%, 03/27/2018(a)(b)	Square	09/29/2016	2,473	2,308	2,309
446132, 5.35%, 03/27/2018(a)(b)	Square	09/29/2016	39,483	36,526	36,539
446133, 3.16%, 03/27/2018(a)(b)	Square	09/29/2016	3,061	2,922	2,923
446134, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	2,214	1,995	1,996
446135, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	2,089	1,883	1,884
446136, 4.42%, 03/27/2018(a)(b)	Square	09/29/2016	4,928	4,620	4,621
446137, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	2,035	1,834	1,835
446139, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	2,690	2,424	2,425
446140, 4.26%, 03/27/2018(a)(b)	Square	09/29/2016	1,778	1,670	1,671
446141, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	4,835	4,357	4,360
446142, 6.28%, 03/27/2018(a)(b)	Square	09/29/2016	4,457	4,070	4,072
446143, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	7,835	7,061	7,065
446144, 5.04%, 03/27/2018(a)(b)	Square	09/29/2016	6,102	5,670	5,672
446145, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	9,899	8,921	8,926
446146, 5.04%, 03/27/2018(a)(b)	Square	09/29/2016	25,972	24,134	24,141
446148, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	3,252	2,931	2,933
446149, 5.04%, 03/27/2018(a)(b)	Square	09/29/2016	5,419	5,036	5,037
446152, 5.66%, 03/27/2018(a)(b)	Square	09/29/2016	3,513	3,236	3,237
446153, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	1,165	1,050	1,051
446154, 3.16%, 03/27/2018(a)(b)	Square	09/29/2016	58,550	55,889	55,896
446155, 7.23%, 03/27/2018(a)(b)	Square	09/29/2016	1,748	1,575	1,576
446157, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	1,340	1,208	1,208
446158, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	3,961	3,570	3,572
446159, 5.66%, 03/27/2018(a)(b)	Square	09/29/2016	5,244	4,830	4,832
446160, 6.28%, 03/27/2018(a)(b)	Square	09/29/2016	4,482	4,093	4,095
446162, 5.35%, 03/27/2018(a)(b)	Square	09/29/2016	11,066	10,238	10,241
446163, 5.35%, 03/27/2018(a)(b)	Square	09/29/2016	20,903	19,337	19,344
446164, 7.22%, 03/27/2018(a)(b)	Square	09/29/2016	2,680	2,415	2,416
446165, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	1,398	1,260	1,261
446167, 4.27%, 03/27/2018(a)(b)	Square	09/29/2016	7,814	7,341	7,343
446168, 3.79%, 03/27/2018(a)(b)	Square	09/29/2016	6,307	5,966	5,967
446169, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	4,876	4,395	4,397
446170, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	3,004	2,708	2,709
446175, 7.21%, 03/27/2018(a)(b)	Square	09/29/2016	7,049	6,353	6,357
446183, 6.28%, 03/27/2018(a)(b)	Square	09/29/2016	1,355	1,237	1,238
Total Small Business Loans				679,201	679,919

TOTAL WHOLE LOANS				1,057,701	1,057,783

TOTAL INVESTMENTS - 12.99%				1,057,701	1,057,783
OTHER ASSETS IN EXCESS OF LIABILITIES - 87.01%					7,086,709
TOTAL NET ASSETS - 100.00%					$8,144,492

(a) Security may be deemed illiquid. The aggregate value of these securities is $1,057,783, which represents 12.99% of net assets.
(b) Rate of return to the Fund is implied based on an 18-month final maturity. The actual maturity will be less if there are expected prepayments.

1. ORGANIZATION

RiverNorth Marketplace Lending Corporation (the “Fund”) was organized as a Maryland corporation on June 9, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company.   The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”).

The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve its investment objective by investing, directly or indirectly, at least 80% of its Managed Assets (the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding)) in marketplace lending investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Marketplace loans, as an asset class, are not presently traded on a developed secondary market.  Therefore, market quotations are not available. Accordingly, all Marketplace Loans are fair valued as determined in good faith by the Adviser or Valuation Committee (the “Committee”) pursuant to policies and procedures approved by the Board of Directors (the “Board”) and subject to the Board's oversight. A discounted cash flow model is used to arrive at a value for each marketplace loan held in the Fund's portfolio. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a marketplace loan would generate over time. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

The Adviser or the Committee will generate its own models in addition to relying on good faith opinions on valuation supplied by a third party pricing service.  Any inconsistencies in the models or the resulting prices outside established tolerances are resolved by the Adviser or the Committee and the Adviser or the Committee ultimately determines the value of each loan daily under supervision of the Board and pursuant to policies and procedures approved by the Board. The Adviser or the Committee may escalate unresolved or material differences in valuation estimates or matters not covered by these valuation procedures to the Board for a determination of the appropriate process.

The Board will initially and periodically review the inputs, methods, models and assumptions used by the Adviser or the Committee or the third-party pricing service in determining if the processes are suitable for marketplace loans. The Board will further consider how changes in the markets may affect the factors utilized in the models and the frequency of reevaluation.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$-	$-	$377,864	$377,864
Small Business Loans	-	-	679,919	679,919
Total	$-	$-	$1,057,783	$1,057,783
*     Refer to the Fund’s Schedule of Investments for a listing of securities by type.

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 28, 2016(a)	Accrued discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of September 30, 2016	Net change in unrealized appreciation/ (depreciation) included in the Statement of Operations attributable to Level 3 investments held at September 30, 2016
Marketplace Loans	$-	$-	$-	$82	$1,057,701	$-	$-	$-	$1,057,783	$82
Total	$-	$-	$-	$82	$1,057,701	$-	$-	$-	$1,057,783	$82

(a)	Commencement of operations.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2016:

Quantitative Information about Level 3 Fair Value Measurements

Type of Security	Industry	Fair Value at September 30, 2016	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Consumer Loans	Financial Services	$377,864	Discounted Cash Flow	Loss- Adjusted Discount Rate; Projected Loss Rate	3.21%- 14.28%; 1.38%- 24.53%	7.89%; 8.63%
Small Business Loans	Financial Services	$679,919	Discounted Cash Flow	Loss- Adjusted Discount Rate; Projected Loss Rate	4.21%- 27.86%; 2.67%- 4.32%	15.01%; 2.95%

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

4. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of September 30, 2016, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:
Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Marketplace Lending Corporation	$4,043	$(3,961)	$82	$1,057,701

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    RiverNorth Marketplace Lending Corporation

By (Signature and Title)  /s/ Patrick W. Galley
                                            Patrick W. Galley, President

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Patrick W. Galley
                                            Patrick W. Galley, President

Date  November 29, 2016

By (Signature and Title) /s/  Jonathan M. Mohrhardt
                                           Jonathan M. Mohrhardt, Chief Financial Officer

Date  November 29, 2016